Right-of-use assets, Information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current assets [abstract]
Right-of-use assets	$ 1,253	$ 1,404	$ 397
Land and Buildings [Member]
Non-current assets [abstract]
Right-of-use assets	1,253	1,043	0
Land and Buildings [Member] | Gross Carrying Amount [Member]
Non-current assets [abstract]
Right-of-use assets	1,309	1,051
Land and Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [abstract]
Right-of-use assets	(56)	(8)
Prepaid Hosting Fees [Member]
Non-current assets [abstract]
Right-of-use assets	0	361	$ 397
Prepaid Hosting Fees [Member] | Gross Carrying Amount [Member]
Non-current assets [abstract]
Right-of-use assets	0	431
Prepaid Hosting Fees [Member] | Accumulated Depreciation [Member]
Non-current assets [abstract]
Right-of-use assets	$ 0	$ (70)